Stock-based compensation - Summary of Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shares subject to option
Beginning Balance (shares)	9,302,140
Granted (shares)	0	0	0
Exercised (shares)	(2,539,135)
Canceled/Expired (shares)	(48,722)
Ending Balance (shares)	6,714,283	9,302,140
Vested and expected to vest (shares)	6,714,283
Exercisable (shares)	6,714,283
Weighted-average exercise price
Beginning Balance (usd per share)	$ 27.27
Granted (usd per share)	0.00
Exercised (usd per share)	31.29
Canceled/Expired (usd per share)	37.56
Ending Balance (usd per share)	25.67	$ 27.27
Vested and expected to vest (usd per share)	25.67
Exercisable (usd per share)	$ 25.67
Weighted-average remaining contractual term (in years)
Weighted- average remaining contractual term (in years)	2 years	2 years 8 months 12 days
Vested and expected to vest	2 years
Exercisable	2 years